Borrowings (Details) - Schedule of short-term borrowings - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of short-term borrowings [Abstract]
Short-term loans from related parties	$ 94,647
Short-term loans from third-party individuals	72,806
Total short-term borrowings	$ 167,453